MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2013
MARKETABLE SECURITIES
MARKETABLE SECURITIES

6) MARKETABLE SECURITIES

During the year ended December 31, 2013 Enerplus sold certain publicly traded securities for proceeds of $2.5 million recognizing a gain of $0.4 million. In connection with these sales, realized gains of $0.3 million net of tax were reclassified from accumulated other comprehensive income to net income.

During the year ended December 31, 2012 Enerplus sold the majority of its unlisted securities, including its Laricina shares which were sold for proceeds of $141.0 million and a gain of $86.5 million.

For the year ended December 31, 2013 the change in fair value of publicly listed investments represented unrealized gains of $7.1 million net of tax ($8.2 million before tax). For the year ended December 31, 2012 and 2011 the change in fair value of these investments represented unrealized losses of $10.1 million ($11.9 million before tax) and unrealized gains of $0.7 million ($0.9 million before tax), respectively.

Realized gains are included in Other Income on the Consolidated Income Statements.